Income Taxes - Reconciliation of income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense
Loss before income tax for the year	$ (159,560,000)	$ (24,970,000)
Total tax benefit	(15,006,000)
Net loss for the year	(144,554,000)	$ (24,970,000)
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2022 - Cayman Island nil%)	(47,868,000)
Tax rate differential	(16,792,000)
Non-deductible expenses	16,070,000
Income tax benefit	$ (15,006,000)
Statutory rate	30.00%	0.00%
Australia
Tax effects of foreign jurisdiction (Australia):
Statutory rate	30.00%
Cayman Island
Tax effects of foreign jurisdiction (Australia):
Statutory rate		0.00%